Short-Term Investments (Details) - Schedule of investment balances ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Short-term investments
- Private fund product	¥ 5,000	$ 746
Total short-term investments	¥ 5,000	$ 746